Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Oct. 31, 2020	Jul. 31, 2020
Accounting Policies [Abstract]
Schedule of Estimated Useful Life of Property and Equipment

Property, Plant and equipment are stated at cost less accumulated depreciation and accumulated impairment losses, if any. Depreciation is calculated on the straight-line basis over the following expected useful lives from the date on which they become fully operational:

Categories	Estimated useful life
Leasehold improvement	21 months (over remaining lease term)

Schedule of Foreign Currency Translation

Translation of amounts from MYR into US$1 and HK$ into US$1 has been made at the following exchange rates for the respective periods:

	As of and for the period ended October 31, 2020	As of and for the period ended October 31, 2019

Period-end RM : US$1 exchange rate	4.15	4.18
Period-average RM : US$1 exchange rate	4.16	4.18
Period-end HK$: US$1 exchange rate	7.75	7.84
Period-average HK$ : US$1 exchange rate	7.75	7.84

Translation of amounts from RM into US$1 and HK$ into US$1 has been made at the following exchange rates for the respective years:

	As of and for the year ended July 31,
	2020	2019

Year-end RM : US$1 exchange rate	4.24	4.12
Year-average RM: US$1 exchange rate	4.22	4.13
Year-end HK$ : US$1 exchange rate	7.75	7.83
Year-average HK$ : US$1 exchange rate	7.14	7.84